Risk Management Policy - Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 9,709,626	₸ 7,997,909
Investment Debt Securities
Disclosure of internal credit grades [line items]
Carrying Amount	1,154,800	1,489,205
Investment Debt Securities | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	243,391	36,415
Investment Debt Securities | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	867,166	1,373,391
Investment Debt Securities | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	2,395	4,957
Investment Debt Securities | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	41,848	74,442
Investment Debt Securities | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	1,150,576	1,485,377
Investment Debt Securities | Stage 1 - 12-month ECL | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	243,391	36,415
Investment Debt Securities | Stage 1 - 12-month ECL | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	867,166	1,373,391
Investment Debt Securities | Stage 1 - 12-month ECL | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	2,395	4,957
Investment Debt Securities | Stage 1 - 12-month ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	37,624	70,614
Investment Debt Securities | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	3,663	567
Investment Debt Securities | Stage 2 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	3,663	567
Investment Debt Securities | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	561	3,261
Investment Debt Securities | Stage 3 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	561	3,261
Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	7,543,926	6,042,443	₸ 4,478,489
Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	19,881	23,136	10,504
Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,691,163	5,447,804	4,048,478
Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	129,800	86,251	55,804
Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	703,082	485,252	₸ 363,703
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	51,951	37,908
Due from Banks | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	51,959	37,915
Due from Banks | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	49,946	36,464
Due from Banks | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	962	1,328
Due from Banks | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount		123
Due from Banks | Gross Carrying | Investment grade (Not rated)
Disclosure of internal credit grades [line items]
Carrying Amount	1,051
Due from Banks | Gross Carrying | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	6,631	130
Due from Banks | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(8)	(7)
Due from Banks | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	51,951	37,908
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	51,959	37,915
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	49,946	36,464
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	962	1,328
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount		123
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment grade (Not rated)
Disclosure of internal credit grades [line items]
Carrying Amount	1,051
Due from Banks | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(8)	(7)
Internal Rating Model | Loans to Customers
Disclosure of internal credit grades [line items]
Carrying Amount	7,172,162	5,746,600
Internal Rating Model | Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	7,543,926	6,042,443
Internal Rating Model | Loans to Customers | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(371,764)	(295,843)
Internal Rating Model | Loans to Customers | POCI
Disclosure of internal credit grades [line items]
Carrying Amount	18,398	20,951
Internal Rating Model | Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	19,881	23,136
Internal Rating Model | Loans to Customers | POCI | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(1,483)	(2,185)
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	4,172	5,120
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	4,428	5,260
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	7,535,326	6,032,063
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	19,881	23,136
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	6,617,001	5,370,283
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,691,163	5,447,804
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(74,162)	(77,521)
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	4,172	5,120
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,686,991	5,442,684
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	103,739	63,873
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	129,800	86,251
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(26,061)	(22,378)
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	129,800	86,251
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	433,024	291,493
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	703,082	485,252
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(270,058)	(193,759)
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	4,428	5,260
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 698,654	₸ 479,992